Other Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Other Loans Payable
5. Other Loans Payable

On April 4, 2013, SPMSA borrowed ZAR 2 million (approximately $201,000) from a lender pursuant to a note. The terms of the loan provide for interest of 2% per month on the outstanding balance which is payable together with the principal balance no later than December 31, 2013. An officer and stockholder of the Company deposited 1,000,000 shares of Common Stock with the lender as collateral for the repayment of the loan to SPMSA. On June 10, 2015, the repayment date was further extended to September 30, 2015. Interest on this loan was approximately $16,000 and $15,000 for the three months ended June 30, 2015 and 2014 and $32,600 and $28,700 for the six months ended June 30, 2015 and 2014. As of June 30, 2015, the unpaid balance on this loan was $282,350 and is included in loans payable in the accompanying Consolidated Balance Sheet.

5. Other Loans Payable

In October 2012, the Company and the three lenders whose balances were reflected in Other Loans Payable at December 31, 2012 revised their agreements orally and these agreements were later formalized in writing effective January 2013. The Company agreed with each of these lenders that it would pay interest at 5% per annum on the outstanding balances retroactive to the time that the loans were made in 2011 and it would repay each of these lenders $105,000 in October 2012. On April 4, 2013, these lenders and the Company further agreed that the lenders would be granted the right to convert each $1.00 of principal and interest that was unpaid under their agreements into one share of Common Stock upon the effective date of the Company’s registration statement which the Company had filed to register the resale of certain shares of the Common Stock. Pursuant to these agreements, these loans were converted into shares of Common Stock at the time that the registration statement was declared effective on May 16, 2013.

On April 4, 2013, SPMSA borrowed ZAR 2 million (approximately $201,000) from a lender pursuant to a note. The terms of the loan provide for interest of 2% per month on the outstanding balance which is payable together with the principal balance no later than December 31, 2013. An officer and stockholder of the Company has deposited 1,000,000 shares of Common Stock with the lender as security for the repayment of the loan to SPMSA. On September 26, 2013, the repayment date was extended to October 31, 2013. On October 31, 2013, the repayment date was extended to November 30, 2013. On November 21, 2013, the repayment date was further extended to March 31, 2014. On March 19, 2014, the repayment date was further extended to June 30, 2014. On June 24, 2014, the repayment date was further extended to September 30, 2014. On September, 30, 2014, the repayment date was further extended to December 31, 2014. On November 26, 2014, the repayment date was further extended to June 30, 2015. Interest on this loan was approximately $60,100 and $41,700 for the years ended December 31, 2014 and 2013 and approximately $101,800 for the period from inception to December 31, 2014, respectively. As of December 31, 2014, the unpaid balance on this loan was $265,522 and is included in loans payable in the accompanying Consolidated Balance Sheet.